Shareholders' Deficit (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2022 Vote $ / shares shares	Dec. 31, 2021 $ / shares	Jul. 28, 2022 $ / shares	Dec. 31, 2021 shares	Dec. 31, 2021 VOTE	Dec. 31, 2021 Vote	Dec. 31, 2020 $ / shares shares
Shareholder's Deficit (Details) [Line Items]
Preference shares, authorized	1,000,000			1,000,000			1,000,000
Preference shares, par value | $ / shares	$ 0.0001	$ 0.0001					$ 0.0001
Preferred shares, issued	0			0			0
Preferred shares, outstanding	0			0			0
Common shares, votes per share | Vote						1
Threshold conversion ratio of stock	1	1
Class A ordinary shares
Shareholder's Deficit (Details) [Line Items]
Ordinary shares, authorized	180,000,000			180,000,000			180,000,000
Par value | $ / shares	$ 0.0001	$ 0.0001	$ 0.0001				$ 0.0001
Common shares, votes per share	1				1	1
Ordinary shares, issued including shares subject to possible redemption	17,500,000			17,500,000
Ordinary shares, issued	0			0			0
Ordinary shares, outstanding	0			0			0
Threshold conversion ratio of stock	1	1
Conversion percentage	20.00%
Par value per share | $ / shares	$ 0.0001	$ 0.0001	0.0001				$ 0.0001
Class B ordinary shares
Shareholder's Deficit (Details) [Line Items]
Ordinary shares, authorized	20,000,000			20,000,000			20,000,000
Par value | $ / shares	$ 0.0001	0.0001	0.0001				$ 0.0001
Common shares, votes per share	1				25
Ordinary shares, issued	4,375,000			4,375,000			4,375,000
Ordinary shares, outstanding	4,375,000			4,375,000			4,375,000
Par value per share | $ / shares	$ 0.0001	$ 0.0001	$ 0.0001				$ 0.0001
Class B ordinary shares | Sponsor
Shareholder's Deficit (Details) [Line Items]
Conversion Percentage		20.00%
Common Class Including Shares Subject To Possible Redemption [Member]
Shareholder's Deficit (Details) [Line Items]
Ordinary shares, issued				17,500,000			17,500,000
Ordinary shares, outstanding				17,500,000			17,500,000